UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)        (Zip code)

Emile Molineaux

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 3/31/11

Item 1.  Schedule of Investments.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Value
	EQUITY FUNDS - 93.6%
	LARGE CAP GROWTH - 36.5%
181,857	ProShares Short Dow30 *	$ 7,490,690

	MID CAP GROWTH - 19.0%
21,758	SPDR S&P MidCap 400 ETF Trust	3,906,649

	SMALL CAP GROWTH - 19.1%
46,608	iShares Russell 2000 Index Fund	3,922,995

	SPECIALTY - 19.0%
16,292	iShares Dow Jones US Real Estate Index Fund	967,745
9,525	iShares Nasdaq Biotechnology Index Fund	954,024
5,900	Oil Services Holders Trust	969,724
13,482	SPDR S&P Metals & Mining ETF	1,001,443
		3,892,936

	TOTAL EQUITY FUNDS (Cost - $19,020,789)	19,213,270

	SHORT-TERM INVESTMENTS - 6.5%
1,340,868	HighMark Diversified Money Market Fund, 0.03% ** (Cost - $1,340,868)	1,340,868

	TOTAL INVESTMENTS - 100.1% (Cost - $20,361,657) (a)	$ 20,554,138
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(34,857)
	NET ASSETS - 100.0%	$ 20,519,281

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 386,504
	Unrealized Depreciation:	(194,023)
	Net Unrealized Appreciation:	$ 192,481

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
ETF - Exchange Traded Fund
SPDR - Standard & Poors' Depositary Receipts

	PSI Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2011 (Unaudited)
Shares		Value
	BOND FUNDS - 2.8%
95,930	Eaton Vance Global Macro Absolute Return Fund
	TOTAL BOND FUNDS (Cost - $990,446)	$ 977,522

	EQUITY FUNDS - 63.8%
	COMMODITY FUNDS - 4.4%
162,915	PIMCO Commodity RealReturn Strategy Fund	1,578,645

	EMERGING MARKETS - 8.8%
24,800	Direxion Daily Emerging Markets Bull 3x Shares	1,025,232
43,337	iShares MSCI Emerging Markets Index Fund	2,110,079
		3,135,311
	INTERNATIONAL EQUITY - 7.5%
44,860	iShares MSCI EAFE Index Fund	2,695,637

	LARGE CAP GROWTH - 20.0%
9,146	Direxion Daily Large Cap Bull 3x Shares	766,892
32,135	iShares Russell 1000 Index Fund	2,373,812
14,958	ProShares Ultra S&P500	797,411
63,159	Rydex S&P Equal Weight ETF	3,185,740
		7,123,855
	MID CAP GROWTH - 5.2%
32,533	Direxion Daily Mid Cap Bull 3x Shares	1,847,549

	SMALL CAP GROWTH - 7.2%
13,356	Direxion Daily Small Cap Bull 3x Shares *	1,178,533
28,532	ProShares Ultra Russell2000	1,404,060
		2,582,593
	SPECIALTY - 10.7%
118,812	AQR Managed Futures Strategy Fund	1,191,683
13,532	iPATH S&P 500 VIX Short-Term Futures ETN *	397,300
157,974	PowerShares Global Listed Private Equity Portfolio	1,830,919
6,256	ProShares VIX Short-Term Futures ETF *	398,820
		3,818,722

	TOTAL EQUITY FUNDS (Cost - $21,961,380)	22,782,312

	PSI Strategic Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Par Amount		Value
	BONDS & NOTES - 27.4%
2,606,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	$ 3,003,676
6,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	6,795,000
	TOTAL BONDS & NOTES (Cost - $9,663,746)	9,798,676

Shares	SHORT-TERM INVESTMENTS - 2.5%
881,652	HighMark Diversified Money Market Fund, 0.03% ** (Cost - $881,652)	881,652

	TOTAL INVESTMENTS - 96.5% (Cost - $33,497,224) (a)	$ 34,440,162
	OTHER ASSETS LESS LIABILITIES - 3.5%	1,243,649
	NET ASSETS - 100.0%	$ 35,683,811

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 1,182,771
	Unrealized Depreciation:	(239,833)
	Net Unrealized Appreciation:	$ 942,938

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
VIX - Chicago Board Options Exchange (CBOE) Volatility Index

	PSI Tactical Growth Fund
	PORTFOLIO OF INVESTMENTS
	March 31, 2011 (Unaudited)
Shares		Value
	BOND FUNDS - 10.6%
7,267	iShares Barclays 20+ Year Treasury Bond Fund	$ 669,436
2,596	iShares Barclays 7-10 Year Treasury Bond Fund	241,454
8,768	iShares Barclays Aggregate Bond Fund	921,780
2,511	iShares iBoxx $ High Yield Corporate Bond Fund	230,912
4,042	iShares iBoxx $ Investment Grade Corporate Bond Fund	437,344
	TOTAL BOND FUNDS (Cost - $2,500,306)	2,500,926

	EQUITY FUNDS - 70.2%
	ASSET ALLOCATION FUND - 14.4%
211,149	KCM Macro Trends Fund *	2,571,791
17,486	Permanent Portfolio	831,475
		3,403,266
	COMMODITY FUNDS - 2.0%
7,841	Market Vectors Gold Miners ETF	470,930

	EMERGING MARKETS - 3.0%
14,519	iShares MSCI Emerging Markets Index Fund	706,930

	INTERNATIONAL EQUITY - 1.1%
4,203	iShares MSCI EAFE Index Fund	252,558

	MID CAP GROWTH - 18.3%
12,648	Direxion Daily Mid Cap Bull 3x Shares	718,280
20,009	SPDR S&P MidCap 400 ETF Trust	3,592,616
		4,310,896
	SMALL CAP GROWTH - 14.3%
19,821	iShares Russell 2000 Index Fund	1,668,334
34,503	ProShares Ultra Russell2000	1,697,893
		3,366,227
	SPECIALTY - 17.1%
27,137	iPATH S&P 500 VIX Short-Term Futures ETN *	796,742
5,786	iShares Dow Jones U.S. Basic Materials Sector Index Fund	473,063
3,787	iShares Dow Jones U.S. Real Estate Index Fund	224,948
2,416	iShares Nasdaq Biotechnology Index Fund	241,987
1,300	Oil Services Holders Trust	213,668
9,276	PowerShares DB US Dollar Index Bullish Fund *	202,124
6,696	ProShares Short QQQ *	217,888
8,647	SPDR Energy Select Sector Fund	690,117
18,923	SPDR Industrial Select Sector Fund	713,019
3,255	SPDR S&P Metals & Mining ETF	241,781
		4,015,337

	TOTAL EQUITY FUNDS (Cost - $16,280,797)	16,526,144
	PSI Tactical Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	March 31, 2011 (Unaudited)
Par Amount		Value
	BONDS & NOTES - 11.1%
$ 2,260,000	Barclays Bank PLC, zero coupon, due 7/24/14 * (Cost - $2,602,153)	$ 2,604,876

Shares	SHORT-TERM INVESTMENTS - 9.2%
2,169,191	HighMark Diversified Money Market Fund, 0.03% ** (Cost - $2,169,191)	2,169,191

	TOTAL INVESTMENTS - 101.1% (Cost - $23,552,447) (a)	$ 23,801,137
	LIABILITIES LESS OTHER ASSETS - (1.1) %	(264,865)
	NET ASSETS - 100.0%	$ 23,536,272

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 475,404
	Unrealized Depreciation:	(226,714)
	Net Unrealized Appreciation:	$ 248,690

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
VIX - Chicago Board Options Exchange (CBOE) Volatility Index

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Value
	BOND FUNDS - 79.4%
301,960	Dreyfus Bond Market Index Fund	$ 3,170,585
372,280	Eaton Vance Floating Rate & High Income Fund	3,309,565
21,290	iShares Barclays 20+ Year Treasury Bond Fund	1,961,235
21,339	iShares Barclays 7-10 Year Treasury Bond Fund	1,984,740
71,804	iShares Barclays Aggregate Bond Fund	7,548,755
19,585	iShares Barclays TIPS Bond Fund	2,137,899
18,070	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,955,174
192,264	Loomis Sayles Global Bond Fund	3,230,028
291,745	Managers Fixed Income Fund	3,232,537
293,738	PIMCO Total Return Fund	3,195,867
	TOTAL BOND FUNDS (Cost - $32,087,434)	31,726,385

	EQUITY FUNDS - 2.1%
	SPECIALTY - 2.1%
28,137	iPATH S&P 500 VIX Short-Term Futures ETN * (Cost - $1,000,270)	826,102

Par Amount
	BONDS & NOTES - 12.0%
$ 2,172,000	Barclays Bank PLC, zero coupon, due 7/24/14 *	2,516,479
2,000,000	Barclays Bank PLC, zero coupon, due 9/3/15 *	2,265,000
	TOTAL BONDS & NOTES (Cost - $4,721,900)	4,781,479
Shares
	SHORT-TERM INVESTMENTS - 6.6%
2,636,578	HighMark Diversified Money Market Fund, 0.03% ** (Cost - $2,636,578)	2,636,578

	TOTAL INVESTMENTS - 100.1% (Cost - $40,446,182) (a)	$ 39,970,544
	LIABILITIES LESS OTHER ASSETS - (0.1) %	(22,011)
	NET ASSETS - 100.0%	$ 39,948,533

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 177,979
	Unrealized Depreciation:	(653,617)
	Net Unrealized Depreciation:	$ (475,638)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.
ETN - Exchange Traded Note
TIPS - Treasury Inflation-Protected Securities
VIX - Chicago Board Options Exchange (CBOE) Volatility Index

PSI Funds
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

PSI Market Neutral
Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 19,213,270	$ -	$ -	$ 19,213,270
Money Market Fund	1,340,868	-	-	1,340,868
Total	$ 20,554,138	$ -	$ -	$ 20,554,138

PSI Strategic Growth
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 977,522	$ -	$ -	$ 977,522
Equity Funds	22,782,312	-	-	22,782,312
Bonds & Notes	-	9,798,676	-	9,798,676
Money Market Fund	881,652	-	-	881,652
Total	$ 24,641,486	$ 9,798,676	$ -	$ 34,440,162

PSI Funds
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)
PSI Tactical Growth
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	2,500,926	-	-	2,500,926
Equity Funds	16,526,144	-	-	16,526,144
Bonds & Notes	-	2,604,876	-	2,604,876
Money Market Fund	2,169,191	-	-	2,169,191
Total	$ 21,196,261	$ 2,604,876	$ -	$ 23,801,137

PSI Total Return
Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 31,726,385	$ -	$ -	$ 31,726,385
Equity Funds	826,102	-	-	826,102
Bonds & Notes	-	4,781,479	-	4,781,479
Money Market Fund	2,636,578	-	-	2,636,578
Total	$ 35,189,065	$ 4,781,479	$ -	$ 39,970,544
The Funds did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date       5/20/11

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date       5/20/11